Capital and share premium (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of capital and share premium

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Capital	48 513	48 513
Share premium	43 349	43 349

# Outstanding shares	13 942 344	13 942 344